American Mutual Fund®
Investment portfolio
July 31, 2025
unaudited

Common stocks 95.31% Energy 3.99%	Shares	Value (000)
Baker Hughes Co., Class A	9,477,282	$426,952
Canadian Natural Resources, Ltd. (CAD denominated)	4,138,318	130,995
Cenovus Energy, Inc.	7,065,164	107,602
ConocoPhillips	8,903,551	848,864
EOG Resources, Inc.	4,036,352	484,443
Exxon Mobil Corp.	12,424,589	1,387,081
TC Energy Corp.	8,829,589	422,761
TC Energy Corp. (CAD denominated)	11,021,503	526,258
		4,334,956
Materials 4.11%
Air Products and Chemicals, Inc.	3,460,888	996,321
Corteva, Inc.	2,397,274	172,915
Eastman Chemical Co.	872,306	63,338
Ecolab, Inc.	728,001	190,562
International Paper Co. (a)	41,820,779	1,954,703
Linde PLC	2,127,168	979,050
Nutrien, Ltd.	1,100,230	65,266
Sherwin-Williams Co.	125,223	41,434
		4,463,589
Industrials 14.74%
Airbus SE, non-registered shares	2,177,219	435,969
Automatic Data Processing, Inc.	2,671,335	826,778
BAE Systems PLC (ADR)	5,058,228	483,642
Broadridge Financial Solutions, Inc.	400,976	99,246
Canadian National Railway Co.	80,007	7,477
Canadian National Railway Co. (CAD denominated)	2,684,513	250,666
Carrier Global Corp.	12,007,412	823,949
Caterpillar, Inc.	317,974	139,279
Deutsche Post AG	1,469,486	66,107
Emerson Electric Co.	672,817	97,902
Equifax, Inc.	376,803	90,519
FedEx Corp.	1,037,126	231,787
General Dynamics Corp.	1,194,265	372,145
General Electric Co.	13,062,417	3,540,960
HEICO Corp., Class A	175,566	45,312
Honeywell International, Inc.	875,364	194,637
Illinois Tool Works, Inc.	1,036,089	265,208
Ingersoll-Rand, Inc.	916,408	77,556
L3Harris Technologies, Inc.	980,846	269,556
Northrop Grumman Corp.	1,713,000	987,733
Otis Worldwide Corp.	1,510,925	129,471
PACCAR, Inc.	849,100	83,857
Paychex, Inc.	3,241,593	467,859
RELX PLC (ADR)	1,963,641	101,893
American Mutual Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Robert Half, Inc.	1,191,585	$43,981
RTX Corp.	28,143,711	4,434,605
Stanley Black & Decker, Inc.	6,362,058	430,393
Union Pacific Corp.	2,941,422	652,907
Waste Connections, Inc.	964,418	180,028
Waste Management, Inc.	507,528	116,305
Watsco, Inc.	154,409	69,620
		16,017,347
Consumer discretionary 4.06%
D.R. Horton, Inc.	200,647	28,661
Hasbro, Inc.	872,474	65,575
Home Depot, Inc.	4,180,288	1,536,298
McDonald’s Corp.	1,390,680	417,301
Starbucks Corp.	17,446,603	1,555,539
TJX Cos., Inc. (The)	2,376,225	295,911
Tractor Supply Co.	8,950,375	509,724
		4,409,009
Consumer staples 7.11%
British American Tobacco PLC (ADR)	26,557,273	1,425,595
Coca-Cola Co.	9,876,554	670,519
Constellation Brands, Inc., Class A	1,153,717	192,717
Dollar General Corp.	668,059	70,079
Estee Lauder Cos., Inc. (The), Class A	1,032,786	96,400
General Mills, Inc.	416,013	20,376
Hershey Co.	2,401,181	446,932
Kenvue, Inc.	1,518,767	32,562
Mondelez International, Inc., Class A	27,115,014	1,754,070
PepsiCo, Inc.	1,741,317	240,163
Philip Morris International, Inc.	11,177,271	1,833,631
Procter & Gamble Co.	4,529,997	681,629
Sysco Corp.	3,264,316	259,840
		7,724,513
Health care 12.25%
Abbott Laboratories	11,360,608	1,433,595
AbbVie, Inc.	9,255,507	1,749,476
Amgen, Inc.	5,267,121	1,554,327
AstraZeneca PLC (ADR)	5,593,063	408,797
Bristol-Myers Squibb Co.	19,638,886	850,560
Cencora, Inc.	544,460	155,759
Cigna Group (The)	371,036	99,207
CVS Health Corp.	10,320,016	640,873
Danaher Corp.	1,473,873	290,589
Elevance Health, Inc.	860,865	243,694
Eli Lilly and Co.	2,623,684	1,941,710
GE HealthCare Technologies, Inc.	4,195,054	299,191
Gilead Sciences, Inc.	6,391,074	717,654
GSK PLC (ADR) (b)	1,722,336	63,985
Johnson & Johnson	1,205,318	198,564
McKesson Corp.	86,730	60,151
Medtronic PLC	7,651,492	690,471
Merck & Co., Inc.	2,200,000	171,864
Novo Nordisk AS, Class B (ADR) (b)	853,326	40,166
American Mutual Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Regeneron Pharmaceuticals, Inc.	302,653	$165,085
Sanofi	1,018,244	92,527
Stryker Corp.	459,721	180,546
Takeda Pharmaceutical Co., Ltd. (ADR) (b)	12,888,047	176,824
Thermo Fisher Scientific, Inc.	1,108,741	518,536
UnitedHealth Group, Inc.	2,281,258	569,311
		13,313,462
Financials 14.77%
American International Group, Inc.	3,937,454	305,665
Apollo Asset Management, Inc.	209,132	30,391
Arthur J. Gallagher & Co.	495,308	142,277
Berkshire Hathaway, Inc., Class A (c)	82	59,028
Berkshire Hathaway, Inc., Class B (c)	106,000	50,019
BlackRock, Inc.	662,433	732,657
Blackstone, Inc.	1,896,743	328,061
Canadian Imperial Bank of Commerce	828,826	59,237
Capital One Financial Corp.	1,249,837	268,715
Carlyle Group, Inc. (The)	2,010,939	121,984
Charles Schwab Corp. (The)	756,635	73,946
Chubb, Ltd.	2,434,127	647,575
CME Group, Inc., Class A	2,298,599	639,654
East West Bancorp, Inc.	2,766,988	277,391
Equitable Holdings, Inc.	5,638,083	289,516
Fidelity National Information Services, Inc.	15,288,866	1,214,089
Fifth Third Bancorp	5,500,000	228,635
Great-West Lifeco, Inc.	7,339,018	275,584
JPMorgan Chase & Co.	8,094,882	2,398,028
KKR & Co., Inc.	595,862	87,341
Marsh & McLennan Cos., Inc.	4,402,743	877,026
Mastercard, Inc., Class A	819,315	464,117
Morgan Stanley	7,349,354	1,046,989
National Bank of Canada (b)	2,362,198	245,716
PNC Financial Services Group, Inc.	4,678,631	890,203
Progressive Corp.	3,951,182	956,344
Royal Bank of Canada (b)	169,504	21,749
State Street Corp.	1,760,605	196,748
Toronto-Dominion Bank (The)	356,035	25,948
Toronto-Dominion Bank (The) (CAD denominated)	2,281,696	166,187
TPG, Inc., Class A	3,262,598	186,196
Truist Financial Corp.	20,523,830	897,097
Visa, Inc., Class A	1,825,039	630,496
Wells Fargo & Co.	15,137,862	1,220,566
		16,055,175
Information technology 20.88%
Accenture PLC, Class A	5,499,223	1,468,843
Amphenol Corp., Class A	3,728,565	397,130
Analog Devices, Inc.	1,617,612	363,364
Apple, Inc.	10,288,372	2,135,557
Applied Materials, Inc.	5,289,489	952,425
Broadcom, Inc.	15,781,549	4,635,041
Cognizant Technology Solutions Corp., Class A	2,000,000	143,520
KLA Corp.	733,678	644,925
Microsoft Corp.	15,094,639	8,052,990
American Mutual Fund — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Oracle Corp.	4,279,668	$1,086,051
Salesforce, Inc.	2,871,781	741,867
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,375,120	1,298,737
Texas Instruments, Inc.	4,275,325	774,090
		22,694,540
Communication services 3.87%
Alphabet, Inc., Class A	2,019,048	387,455
AT&T, Inc.	12,275,500	336,471
Comcast Corp., Class A	11,560,038	384,140
Electronic Arts, Inc.	761,331	116,095
Meta Platforms, Inc., Class A	2,777,446	2,148,188
T-Mobile US, Inc.	2,861,947	682,317
Verizon Communications, Inc.	3,651,533	156,140
		4,210,806
Utilities 7.02%
American Electric Power Co., Inc.	1,415,991	160,205
Atmos Energy Corp.	5,310,595	828,028
CenterPoint Energy, Inc.	27,541,322	1,069,154
Constellation Energy Corp.	4,279,231	1,488,488
Dominion Energy, Inc.	13,414,359	784,069
DTE Energy Co.	3,477,725	481,352
Exelon Corp.	3,141,817	141,193
NextEra Energy, Inc.	11,883,666	844,453
Pinnacle West Capital Corp.	368,556	33,399
Public Service Enterprise Group, Inc.	4,133,795	371,174
Sempra	9,052,195	739,383
Southern Co. (The)	4,755,607	449,310
Xcel Energy, Inc.	3,320,427	243,852
		7,634,060
Real estate 2.51%
American Tower Corp. REIT	353,847	73,738
Crown Castle, Inc. REIT	750,133	78,831
Digital Realty Trust, Inc. REIT	1,207,786	213,102
Equinix, Inc. REIT	141,912	111,425
Extra Space Storage, Inc. REIT	2,087,088	280,421
Prologis, Inc. REIT	3,102,967	331,335
Public Storage REIT	428,890	116,632
Rexford Industrial Realty, Inc. REIT	5,619,260	205,272
Sun Communities, Inc. REIT	417,825	51,823
UDR, Inc. REIT	4,290,735	168,583
Welltower, Inc. REIT	6,660,624	1,099,469
		2,730,631
Total common stocks (cost: $61,800,463,000)		103,588,088
Convertible stocks 0.25% Information technology 0.25%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	4,332,970	272,587
Total convertible stocks (cost: $221,236,000)		272,587
American Mutual Fund — Page 4 of 8

unaudited
Short-term securities 4.51% Money market investments 4.44%	Shares	Value (000)
Capital Group Central Cash Fund 4.33% (a)(d)	48,285,548	$4,828,072
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 4.33% (a)(d)(e)	225,193	22,517
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.25% (d)(e)	9,332,447	9,333
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (d)(e)	8,200,000	8,200
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (d)(e)	8,200,000	8,200
Fidelity Investments Money Market Government Portfolio, Class I 4.22% (d)(e)	7,500,000	7,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20% (d)(e)	6,000,000	6,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.22% (d)(e)	6,000,000	6,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.21% (d)(e)	3,700,000	3,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (d)(e)	3,700,000	3,700
		75,150
Total short-term securities (cost: $4,903,452,000)		4,903,222
Total investment securities 100.07% (cost: $66,925,151,000)		108,763,897
Other assets less liabilities (0.07%)		(72,916)
Net assets 100.00%		$108,690,981
American Mutual Fund — Page 5 of 8

unaudited
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.80%
Materials 1.80%
International Paper Co.	$785,315	$1,517,944	$6,251	$1,436	$(343,741)	$1,954,703	$39,878
Consumer discretionary 0.00%
Hasbro, Inc. (f)	490,975	—	435,865	79,496	(69,031)	—	14,225
Utilities 0.00%
CenterPoint Energy, Inc. (f)	1,167,978	—	429,646	194,400	136,422	—	25,667
Total common stocks						1,954,703
Short-term securities 4.46%
Money market investments 4.44%
Capital Group Central Cash Fund 4.33% (d)	4,767,162	10,499,978	10,438,280	(710)	(78)	4,828,072	168,166
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.33% (d)(e)	19,476	3,041 (g)				22,517	— (h)
Total short-term securities						4,850,589
Total 6.26%				$274,622	$(276,428)	$6,805,292	$247,936

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	All or a portion of this security was on loan.
(c)	Security did not produce income during the last 12 months.
(d)	Rate represents the seven-day yield at 7/31/2025.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2025. Refer to the investment portfolio for the security value at 7/31/2025.
(g)	Represents net activity.
(h)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Mutual Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2025, were as follows (dollars in thousands):
American Mutual Fund — Page 7 of 8

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,334,956	$—	$—	$4,334,956
Materials	4,463,589	—	—	4,463,589
Industrials	15,515,271	502,076	—	16,017,347
Consumer discretionary	4,409,009	—	—	4,409,009
Consumer staples	7,724,513	—	—	7,724,513
Health care	13,220,935	92,527	—	13,313,462
Financials	16,055,175	—	—	16,055,175
Information technology	22,694,540	—	—	22,694,540
Communication services	4,210,806	—	—	4,210,806
Utilities	7,634,060	—	—	7,634,060
Real estate	2,730,631	—	—	2,730,631
Convertible stocks	272,587	—	—	272,587
Short-term securities	4,903,222	—	—	4,903,222
Total	$108,169,294	$594,603	$—	$108,763,897

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-003-0925
American Mutual Fund — Page 8 of 8